Income Taxes - Summary of Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Allowance for doubtful accounts	$ 1,234	$ 805
Accrued expenses and other	1,549	995
Right of use asset	11,036	14,391
Basis difference in fixed assets	834
Stock-based compensation	20,546	14,489
Foreign tax and other credit carryforward	9,120	9,120
Net operating loss carryforwards	120,545	123,716
Capitalized software	24,115	18,765
Other	4,433	3,256
Deferred tax assets	193,412	185,537
Less: valuation allowance	(108,122)	(81,461)	$ (72,783)	$ (44,752)
Net deferred tax assets	85,290	104,076
Deferred tax liabilities:
Accrued expenses	(7,586)	(6,730)
Right of use liability	(7,150)	(9,535)
Fixed assets	(751)	(784)
Intangible assets	(84,095)	(101,941)
Total deferred tax liabilities	(99,582)	(118,990)
Net deferred tax assets (liabilities)	$ (14,292)	$ (14,914)